CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total	Share Capital [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2010	$ (630)	$ 46		$ 74,732	$ (76,208)	$ 800
Balance, shares at Dec. 31, 2010		324,624
Issuance of restricted shares			[1]
Issuance of restricted shares, shares		84
Issuance of shares, one	5,853	50		5,803
Issuance of shares, one, shares		301,672
Conversion/Exercise of Warrants	728	12		716
Conversion/Exercise of Warrants, shares		76,056
Stock-based compensation to non-employees	1			1
Stock-based compensation to employees	1,171			603		568
Rosetta Green's effect of IPO	5,078			2,726		2,352
Unrealized loss from marketable securities, net of realized gain	(7)				(7)
Loss of control in Rosetta Green shares in December 2011	(2,447)					(2,447)
Net loss	(10,103)				(8,830)	(1,273)
Balance at Dec. 31, 2011	(356)	108		84,581	(85,045)
Balance, shares at Dec. 31, 2011		702,436
Expenses related to the January 27, 2012 convertible debenture	(96)			(96)
Issuance of shares, one	1,228	81		1,147
Issuance of shares, one, shares		540,000
Issuance of shares on May 16, 2012, net of $278 issuance expenses	1,934	101		1,833
Issuance of shares on May 16, 2012, net of $278 issuance expenses, shares		632,057
Issuance of shares in May 24, 2012, net of $643 issuance expenses	5,921	90		5,831
Issuance of shares in May 24, 2012, net of $643 issuance expenses, shares		570,755
Conversion/Exercise of Warrants	1,512	18		1,494
Conversion/Exercise of Warrants, shares		113,342
Exercise of employee stock options			[1]
Exercise of employee stock options, shares		1,093
Stock-based compensation to employees	158			158
Net loss	(6,584)				(6,584)
Balance at Jun. 30, 2012	$ 3,717	$ 398		$ 94,948	$ (91,629)
Balance, shares at Jun. 30, 2012		2,559,683

[1]	Represents an amount lower than $1.